Cover Page	Dec. 13, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2022
Entity Registrant Name	Inhibitor Therapeutics, Inc.
Entity File Number	001-13467
Entity Central Index Key	0001042418
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	30-0793665
Entity Address, Address Line One	900 West Platt St.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33606
City Area Code	888
Local Phone Number	841-6811
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false